Collaboration Agreements - Summary of Contract Assets and Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Collaboration and License Agreements Disclosure [Abstract]
Deferred revenue, Beginning of Period	$ 1,239	$ 94,031	$ 94,031
Deferred revenue, Additions		2,299	3,765
Deferred revenue, Deductions	1,239	93,113	96,557
Deferred revenue, End of Period		3,217	1,239
Deferred revenue, noncurrent, Beginning of Period		1,266	1,266
Deferred revenue, noncurrent, Additions	$ 0	0	0
Deferred revenue, noncurrent, Deductions		27	$ 1,266
Deferred revenue, noncurrent, End of Period		$ 1,239